VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS (Details) - USD ($)	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 6,137,689	$ 6,243,029	$ 6,712,880	$ 96,096
Restricted cash	785,806	723,557	$ 914,558	$ 150,852
Accounts receivable	1,247,059	173,055
Other	10,310	56,621
Right-of-use assets, operating lease	317,141	124,101
Total Assets	10,060,473	8,409,626
VAT and other taxes payable	548,630	318,871
Other	25,038	15,732
Total Liabilities	1,421,760	830,732
TRX ZJ
Variable Interest Entity [Line Items]
Cash and cash equivalents	6,137,444	6,243,029
Restricted cash	785,806	723,557
Accounts receivable	1,247,059	173,055
Other	1,390,094	948,503
Right-of-use assets, operating lease	317,141	124,101
Other non-current assets	182,735	197,381
Total Assets	10,060,279	8,409,626
VAT and other taxes payable	548,630	318,871
Other	738,633	471,736
Non-current liabilities	133,109	40,125
Total Liabilities	1,420,372	830,732
Net Assets	$ 8,639,907	$ 7,578,894